Description of the Plan (Details) - 401(k) Savings Plan and Trust - USD ($)	2 Months Ended	10 Months Ended	12 Months Ended
	Dec. 31, 2025	Oct. 31, 2025	Dec. 31, 2025
Description of the Plan
Percentage of employer contribution			100.00%
Percentage of participant eligible compensation			3.00%
Percentage of matching contribution on additional contribution			50.00%
Percentage of matching contribution for employee earnings on additional contribution			2.00%
Total company matched percentage			4.00%
Contribution rate			5.00%
Number of years of service, Eligibility of matching contributions			1 month
Vesting percentage			100.00%
Employer			$ 2,739,982
Number of years of service, Eligibility of profit-sharing contributions			1 year
Profit-sharing contributions			$ 0
Forfeitures used to reduce the employer matching contributions			810
In-service distribution, Participant's age eligibility	59 years 6 months	65 years
Note receivable, maximum borrowing amount	$ 50,000		$ 50,000
Note receivable, maximum borrowing percentage	50.00%		50.00%
Minimum
Description of the Plan
Loan term			1 year
Maximum
Description of the Plan
Loan term			5 years